Income Tax (Tables)	6 Months Ended
Jun. 30, 2012
Income Tax [Abstract]
Components of Provision for income taxes

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Current	(330)	(210)	(619)	(619)
Deferred	198	91	748	(336)

Income tax (expense) recovery	(132)	(119)	129	(955)